Document and Entity Information	Mar. 10, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 10, 2021
Entity Registrant Name	Kadmon Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37841
Entity Tax Identification Number	27-3576929
Entity Address, Address Line One	450 East 29th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	833
Local Phone Number	900-5366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	KDMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001557142